Selling and Marketing Expenses (Tables)	12 Months Ended
Mar. 31, 2025
Selling and Marketing Expenses [Abstract]
Schedule of Selling and Marketing Expenses

For the years ended March 31, 2025, 2024 and 2023, selling and marketing expenses consisted of the following:

	For the years ended March 31,
	2025	2024	2023

Marketing and advertising expenses	$108,822	$327,208	$227,850
Payroll and welfare expenses	61,284	67,831	92,579
Distribution and transportation expenses	25,184	16,176	18,594
Others	94,569	22,351	48,429
Total selling and marketing expenses	$289,859	$433,566	$387,452